Investment Strategy	Sep. 02, 2026
XFUNDS(TM) Large Cap Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

XFUNDSTM Large Cap Income ETF (ticker: VOOY)

The second paragraph of the “Options Portfolio” subsection of the Principal Investment Strategies section of the Prospectus and Summary Prospectus is hereby amended and restated as follows:

The options strategies most frequently used by the Fund include put spreads and/or call spreads on individual securities held by the Fund in the Equity Portfolio, ETFs held by the Fund in the Equity Portfolio, ETFs that provide similar exposure to those held by the Fund in the Equity Portfolio, or on indices that track U.S. large-cap equity securities. These options may be standard listed options or FLEX options traded on a U.S. exchange. In addition to spreads, the Fund may utilize stand-alone (also known as single-leg) options, including short call options (i.e., selling a call on an underlying security not owned) or cash-secured puts (i.e., selling a put while holding cash sufficient to buy the underlying security at the strike price).

The first paragraph of the “Fund Attributes” subsection of the Principal Investment Strategies section of the Prospectus and Summary Prospectus is hereby amended and restated as follows:

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (1) U.S. large-cap equity securities and ETFs that track U.S. large-cap equity indices and (2) options on such securities or on indices that track U.S. large-cap securities. For purposes of the foregoing, the Fund defines large-cap equity securities as securities of companies having a market capitalization exceeding $10 billion.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (1) U.S. large-cap equity securities and ETFs that track U.S. large-cap equity indices and (2) options on such securities or on indices that track U.S. large-cap securities. For purposes of the foregoing, the Fund defines large-cap equity securities as securities of companies having a market capitalization exceeding $10 billion.
XFUNDS(TM) Growth Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

XFUNDSTM Growth Income ETF (ticker: VUGY)

The second paragraph of the “Options Portfolio” subsection of the Principal Investment Strategies section of the Prospectus and Summary Prospectus is hereby amended and restated as follows:

The options strategies most frequently used by the Fund include put spreads and/or call spreads on individual securities held by the Fund in the Equity Portfolio, ETFs held by the Fund in the Equity Portfolio, ETFs that provide similar exposure to those held by the Fund in the Equity Portfolio, or on U.S. growth equity indices. These options may be standard listed options or FLEX options traded on a U.S. exchange. In addition to spreads, the Fund may utilize stand-alone (also known as single-leg) options, including short call options (i.e., selling a call on an underlying security not owned) or cash-secured puts (i.e., selling a put while holding cash sufficient to buy the underlying security at the strike price).

The first paragraph of the “Fund Attributes” subsection of the Principal Investment Strategies section of the Prospectus and Summary Prospectus is hereby amended and restated as follows:

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (1) equity securities that have growth characteristics and ETFs that track U.S. growth equity indices and (2) options on such securities or on U.S. growth equity indices. For purposes of the foregoing, the Fund defines equity securities having growth characteristics as those of companies that currently, or that the Sub-Adviser determines have the near-term potential to, generate substantial revenue growth and whose revenues and earnings are expected to increase at a significantly faster rate than that of the overall economy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (1) equity securities that have growth characteristics and ETFs that track U.S. growth equity indices and (2) options on such securities or on U.S. growth equity indices. For purposes of the foregoing, the Fund defines equity securities having growth characteristics as those of companies that currently, or that the Sub-Adviser determines have the near-term potential to, generate substantial revenue growth and whose revenues and earnings are expected to increase at a significantly faster rate than that of the overall economy.
XFUNDS(TM) Value Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

XFUNDSTM Value Income ETF (ticker: VTVX)

The second paragraph of the “Options Portfolio” subsection of the Principal Investment Strategies section of the Prospectus and Summary Prospectus is hereby amended and restated as follows:

The options strategies most frequently used by the Fund include put spreads and/or call spreads on individual securities held by the Fund in the Equity Portfolio, ETFs held by the Fund in the Equity Portfolio, ETFs that provide similar exposure to those held by the Fund in the Equity Portfolio, or on U.S. value equity indices. These options may be standard listed options or FLEX options traded on a U.S. exchange. In addition to spreads, the Fund may utilize stand-alone (also known as single-leg) options, including short call options (i.e., selling a call on an underlying security not owned) or cash-secured puts (i.e., selling a put while holding cash sufficient to buy the underlying security at the strike price).

The first paragraph of the “Fund Attributes” subsection of the Principal Investment Strategies section of the Prospectus and Summary Prospectus is hereby amended and restated as follows:

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (1) equity securities that have value characteristics and ETFs that track U.S. value equity indices and (2) options on such securities or on U.S. value equity indices. For purposes of the foregoing, the Fund defines equity securities having value characteristics as those of companies that are selling at prices below what the Sub-Adviser believes to be their fundamental value or intrinsic worth, and not necessarily because the company issuing the security is expected to experience significant earnings growth.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (1) equity securities that have value characteristics and ETFs that track U.S. value equity indices and (2) options on such securities or on U.S. value equity indices. For purposes of the foregoing, the Fund defines equity securities having value characteristics as those of companies that are selling at prices below what the Sub-Adviser believes to be their fundamental value or intrinsic worth, and not necessarily because the company issuing the security is expected to experience significant earnings growth.
XFUNDS(TM) Technology Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

XFUNDSTM Technology Income ETF (ticker: VGTX)

The second paragraph of the “Options Portfolio” subsection of the Principal Investment Strategies section of the Prospectus and Summary Prospectus is hereby amended and restated as follows:

The options strategies most frequently used by the Fund include put spreads and/or call spreads on individual securities held by the Fund in the Equity Portfolio, ETFs held by the Fund in the Equity Portfolio, ETFs that provide similar exposure to those held by the Fund in the Equity Portfolio, or on indices that track U.S. information technology companies. These options may be standard listed options or FLEX options traded on a U.S. exchange. In addition to spreads, the Fund may utilize stand-alone (also known as single-leg) options, including short call options (i.e., selling a call on an underlying security not owned) or cash-secured puts (i.e., selling a put while holding cash sufficient to buy the underlying security at the strike price).

The first paragraph of the “Fund Attributes” subsection of the Principal Investment Strategies section of the Prospectus and Summary Prospectus is hereby amended and restated as follows:

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (1) equity securities of information technology companies and ETFs that track U.S. information technology companies and (2) options on such securities or on U.S. information technology company indices. For purposes of the foregoing, the Fund defines information technology companies as those engaged in the development, manufacturing, or distribution of technology, communications and Internet-related products and services, including computer hardware and software, communications hardware and software, semiconductors, business services, and media and Internet-related services.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (1) equity securities of information technology companies and ETFs that track U.S. information technology companies and (2) options on such securities or on U.S. information technology company indices. For purposes of the foregoing, the Fund defines information technology companies as those engaged in the development, manufacturing, or distribution of technology, communications and Internet-related products and services, including computer hardware and software, communications hardware and software, semiconductors, business services, and media and Internet-related services.